Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Deferred Taxation

		UNITED STATES DOLLAR
		2020	2019
23.	DEFERRED TAXATION

	The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	Liabilities
	- Mining assets	893.2	908.3
	- Right-of-use assets	134.0	101.5
	- Investment in environmental trust funds	4.0	3.7
	- Inventories	16.4	13.3
	- Unremitted earnings	12.6	13.3
	- Other	9.0	13.0

	Liabilities	1,069.2	1,053.1

	Assets
	- Provisions	(131.9)	(117.4)
	- Tax losses 1	(61.8)	(120.6)
	- Unredeemed capital expenditure 1	(477.3)	(505.7)
	- Lease liabilities	(130.9)	(103.0)
	- Unrealised loss on financial instruments	(7.4)	(38.3)

	Assets	(809.3)	(885.0)

	Net deferred taxation liabilities	259.9	168.1

	Included in the statement of financial position as follows:

	Deferred taxation assets	(240.0)	(265.5)
	Deferred taxation liabilities	499.9	433.6

	Net deferred taxation liabilities	259.9	168.1

	Balance at beginning of the year	168.1	185.4
	Recognised in profit or loss	66.0	(15.0)
	Recognised in OCI	1.2	8.4
	Translation adjustment	24.6	(10.7)

	Balance at end of the year	259.9	168.1

1
Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 10, to the extent that the tax paying entities will have taxable profits in the forseeable future (per the life-of-mine
models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine
models.